Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Aug. 01, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
This disclosure has been prepared in accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation S-K under the 1934 Act (“Item 402(v)”) and does not necessarily reflect value actually realized by the Named Executive Officers or how the Compensation and Leadership Development Committee evaluates compensation decisions in light of Company or individual performance. For discussion of how the Compensation and Leadership Development Committee seeks to align pay with performance when making compensation decisions, please review the Compensation Discussion and Analysis beginning on page 21.
The following tables and related disclosures provide information about (i) the total compensation (“SCT Total”) of our principal executive officer (“PEO”) and our non-PEO named executive officers (collectively, the “Other NEOs”) as presented in the Summary Compensation Table on page 39, (ii) the “compensation actually paid” (“CAP”) to our PEO and our Other NEOs, as calculated pursuant to Item 402(v), (iii) certain financial performance measures, and (iv) the relationship of the CAP to those financial performance measures.

Year (a)	Summary Compen- sation Table Total for PEO: John F. Crowley ($)(b)	Summary Compen- sation Table Total for PEO: Bradley L. Campbell ($)(b)	Compen- sation Actually Paid to PEO: John F. Crowley ($)(c)	Compen- sation Actually Paid to PEO: Bradley L. Campbell ($)(c)	Average Summary Compen- sation Table Total for non- PEO Named Executive Officers ($)(d)	Average Compen- sation Actually Paid to non- PEO Named Executive Officers ($)(e)	Value of Initial Fixed $100 Investment on Dec. 31, 2019 Based on		Net Income ($) (thous- ands) (h)	Net Product Sales ($) (thous- ands)(i)
							Total Share- holder Return (f)	Peer Group Total Share- holder Return (g)
2024	$—	$8,526,943	$—	$(809,023)	$3,426,870	$288,820	$97	$114	$(56,106)	$528,295
2023	—	8,202,366	—	10,611,184	3,543,754	4,339,706	146	118	(151,584)	399,356
2022	10,001,131	8,997,866	10,806,940	9,556,649	3,270,640	3,208,762	122	110	(236,568)	329,233
2021	9,990,032	—	(13,481,915)	—	3,307,641	(3,681,239)	119	125	(250,460)	305,514
2020	11,315,124	—	37,594,876	—	3,232,985	8,997,906	237	126	(276,852)	260,886

Names of PEO and Other NEOs (Column (b); Column (c); Column (d); Column (e))
2024: PEO: Bradley L. Campbell; Other NEOs: Simon Harford, Ellen S. Rosenberg, David M. Clark, and Jeffrey P. Castelli.
2023: PEO: Bradley L. Campbell; Other NEOs: Simon Harford, Daphne Quimi, Ellen S. Rosenberg, David M. Clark, and Jeffrey P. Castelli.
2022: PEOs: John F. Crowley served as our PEO through August 1, 2022 and Bradley L. Campbell became our PEO effective August 1, 2022; Other NEOs: Daphne Quimi, Ellen S. Rosenberg, David M. Clark, and Jeffrey P. Castelli.
2021: PEO: John F. Crowley; Other NEOs: Bradley L. Campbell, Daphne Quimi, Ellen S. Rosenberg, David M. Clark, and Hung Do.
2020: PEO: John F. Crowley; Other NEOs: Bradley L. Campbell, Daphne Quimi, Ellen S. Rosenberg, Hung Do, and Jay Barth.
Adjustments to Calculate Compensation Actually Paid to PEO (Column (c)) and Average Compensation Actually Paid to Other NEOs (Column (e))
The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP Amounts from the SCT Total of our PEO(s) (Columns (b) and (c)) and our Other NEOs (Column (d)). The SCT Total and CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable year, but rather are amounts determined in accordance with Item 402(v).

Adjustments	2024
	PEO	Other NEOs*
SCT Totals	$8,526,943	$3,426,870
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	(7,095,992)	(2,620,109)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	4,084,218	1,501,219
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(3,961,968)	(1,278,306)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—
(Deduct) Add: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(2,111,087)	(663,239)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	(251,137)	(77,615)
CAP Amounts (as calculated)	(809,023)	288,820

*	Amounts presented are averages for the entire group of Other NEOs in the respective year.
Total Shareholder Return (Column (f); Column (g))
The share prices illustrate the cumulative total shareholder return (“TSR”) each year of Amicus common stock and of the Nasdaq Biotechnology Index (the “Peer Group”) since December 31, 2019, of a $100 investment. All values assume reinvestment of the full amount of all dividends, however no dividends have been declared on our common stock to date. The Peer Group used in this disclosure is the same Peer Group used in Part II, Item 5 of our Form 10-K.
Net Income (Column (h))
Reported in the Company’s Consolidated Statements of Operations included in our Form 10-K as “Net Loss,” which is how we’ve referred to this performance measure in the graphs that follow.
Net Product Sales (Column (i))
Net product sales as reported in the Company’s Consolidated Statements of Operations included in our Form 10-K. Net product sales was determined to be the most important financial performance measure linking CAP to Company performance for 2024 and therefore was selected as the 2024 “Company-Selected Measure” as defined in Item 402(v).

Company Selected Measure Name			Net product sales
Named Executive Officers, Footnote
Names of PEO and Other NEOs (Column (b); Column (c); Column (d); Column (e))
2024: PEO: Bradley L. Campbell; Other NEOs: Simon Harford, Ellen S. Rosenberg, David M. Clark, and Jeffrey P. Castelli.
2023: PEO: Bradley L. Campbell; Other NEOs: Simon Harford, Daphne Quimi, Ellen S. Rosenberg, David M. Clark, and Jeffrey P. Castelli.
2022: PEOs: John F. Crowley served as our PEO through August 1, 2022 and Bradley L. Campbell became our PEO effective August 1, 2022; Other NEOs: Daphne Quimi, Ellen S. Rosenberg, David M. Clark, and Jeffrey P. Castelli.
2021: PEO: John F. Crowley; Other NEOs: Bradley L. Campbell, Daphne Quimi, Ellen S. Rosenberg, David M. Clark, and Hung Do.
2020: PEO: John F. Crowley; Other NEOs: Bradley L. Campbell, Daphne Quimi, Ellen S. Rosenberg, Hung Do, and Jay Barth.

Peer Group Issuers, Footnote
Total Shareholder Return (Column (f); Column (g))
The share prices illustrate the cumulative total shareholder return (“TSR”) each year of Amicus common stock and of the Nasdaq Biotechnology Index (the “Peer Group”) since December 31, 2019, of a $100 investment. All values assume reinvestment of the full amount of all dividends, however no dividends have been declared on our common stock to date. The Peer Group used in this disclosure is the same Peer Group used in Part II, Item 5 of our Form 10-K.

Adjustment To PEO Compensation, Footnote
Adjustments to Calculate Compensation Actually Paid to PEO (Column (c)) and Average Compensation Actually Paid to Other NEOs (Column (e))
The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP Amounts from the SCT Total of our PEO(s) (Columns (b) and (c)) and our Other NEOs (Column (d)). The SCT Total and CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable year, but rather are amounts determined in accordance with Item 402(v).

Adjustments	2024
	PEO	Other NEOs*
SCT Totals	$8,526,943	$3,426,870
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	(7,095,992)	(2,620,109)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	4,084,218	1,501,219
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(3,961,968)	(1,278,306)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—
(Deduct) Add: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(2,111,087)	(663,239)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	(251,137)	(77,615)
CAP Amounts (as calculated)	(809,023)	288,820

*	Amounts presented are averages for the entire group of Other NEOs in the respective year.

Non-PEO NEO Average Total Compensation Amount			$ 3,426,870	$ 3,543,754	$ 3,270,640	$ 3,307,641	$ 3,232,985
Non-PEO NEO Average Compensation Actually Paid Amount			$ 288,820	4,339,706	3,208,762	(3,681,239)	8,997,906
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Calculate Compensation Actually Paid to PEO (Column (c)) and Average Compensation Actually Paid to Other NEOs (Column (e))
The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP Amounts from the SCT Total of our PEO(s) (Columns (b) and (c)) and our Other NEOs (Column (d)). The SCT Total and CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable year, but rather are amounts determined in accordance with Item 402(v).

Adjustments	2024
	PEO	Other NEOs*
SCT Totals	$8,526,943	$3,426,870
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	(7,095,992)	(2,620,109)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	4,084,218	1,501,219
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(3,961,968)	(1,278,306)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—
(Deduct) Add: Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(2,111,087)	(663,239)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	(251,137)	(77,615)
CAP Amounts (as calculated)	(809,023)	288,820

*	Amounts presented are averages for the entire group of Other NEOs in the respective year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
The following table lists the financial performance measures that, in the Company’s assessment, represent the most important performance measures used to link CAP for our Named Executive Officers to Company performance for 2024.

Net Product Sales (Company-Selected Measure)
Relative Total Shareholder Return (TSR)
Non-GAAP Profitability

Total Shareholder Return Amount			$ 97	146	122	119	237
Peer Group Total Shareholder Return Amount			114	118	110	125	126
Net Income (Loss)			$ (56,106,000)	$ (151,584,000)	$ (236,568,000)	$ (250,460,000)	$ (276,852,000)
Company Selected Measure Amount			528,295,000	399,356,000	329,233,000	305,514,000	260,886,000
PEO Name	Bradley L. Campbell	John F. Crowley	Bradley L. Campbell	Bradley L. Campbell		John F. Crowley	John F. Crowley
Additional 402(v) Disclosure
Relationship Between Compensation Actually Paid and Performance
The graphs below show the relationship of “compensation actually paid” to our PEO and Other NEOs to (i) the Company’s net product sales growth and net loss and (ii) TSR of both the Company and the Nasdaq Biotechnology Index.
CAP, as calculated in accordance with Item 402(v), reflects, among others, adjustments to the fair value of equity awards during the years presented. In light of the significant weighting of long-term stock-based incentives in our pay mix (which approximates a range of 79%-89% for our PEOs and 74%-79% for our Other NEOs, of total compensation) due to the intended alignment between our executives and stockholders, CAP values are significantly influenced by the value of our stock price as well as the projected and actual achievement of performance goals. CAP in 2024 reflects a significant decrease in the value of prior year awards and awards granted in 2024 compared to their grant date as well as prior year performance-based awards that failed to meet applicable vesting conditions.

Measure:: 1
Pay vs Performance Disclosure
Name			Net Product Sales
Measure:: 2
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return (TSR)
Measure:: 3
Pay vs Performance Disclosure
Name			Non-GAAP Profitability
Bradley L. Campbell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 8,526,943	$ 8,202,366	$ 8,997,866	$ 0	$ 0
PEO Actually Paid Compensation Amount			(809,023)	10,611,184	9,556,649	0	0
John F. Crowley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	10,001,131	9,990,032	11,315,124
PEO Actually Paid Compensation Amount			0	$ 0	$ 10,806,940	$ (13,481,915)	$ 37,594,876
PEO | Bradley L. Campbell [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,095,992)
PEO | Bradley L. Campbell [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,084,218
PEO | Bradley L. Campbell [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,961,968)
PEO | Bradley L. Campbell [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Bradley L. Campbell [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,111,087)
PEO | Bradley L. Campbell [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(251,137)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,620,109)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,501,219
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,278,306)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(663,239)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (77,615)